Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued expenses [Abstract]
Accounts payable and accrued expenses
15	Accounts payable and accrued expenses

Accounts payable and accrued expenses as of December 31, 2024 and 2023, are shown as follows:

	2024	2023
Operating expenses	$258,743	$122,014
General expenses	207,210	107,823
Purchased services	21,271	21,887
Taxes payable	73,507	65,204
Salaries and wages	4,122	3,012
Others	23,618	20,804
	$588,471	$340,744